Stockholders’ Equity - Schedule of Warrants (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants [Line Items]
Number of Warrants, Ending Balance (in Shares)	962,463	962,463	962,463
Weighted Average Exercise Price, Ending Balance	$ 0.54	$ 0.54	$ 0.54
Weighted Average Remaining Contractual Life (Years) Ending Balance	8 years 1 month 24 days	6 years 1 month 20 days	7 years 1 month 20 days
Number of Warrants, Granted (in Shares)
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Number of Warrants, Expired (in Shares)
Weighted Average Exercise Price, Expired
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled